Business Acquisitions - Schedule of Acquisition Date Fair Value of Consideration Transferred (Detail) (USD $)	12 Months Ended
Jun. 30, 2013
Fair value of consideration transferred
Cash, net of cash acquired	$ 625,128
Accounts receivable	400,260
Contingent consideration	650,000
Total	$ 1,675,388